Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Risk-free interest rate	2.48%	0.12%	1.60%
Dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Expected volatility	50.57%	68.59%	52.53%
Contractual term life (in years)	3 years 229 days	1 year 229 days	2 years 229 days
Top of range [member]
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Expected volatility	50.79%	69.23%	52.62%
Contractual term life (in years)	3 years 248 days	1 year 248 days	2 years 248 days